Trade and Other Receivables and Prepayments - Trade Receivables Denominated in Currency other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Trade receivables denominated in currency other than the functional currency	¥ 587,510	$ 90,299	¥ 438,751
US$
Disclosure of financial assets [Line Items]
Trade receivables denominated in currency other than the functional currency	¥ 33,423	$ 5,137	¥ 30,600